STATEMENT OF COMPLIANCE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
Disclosure of the impact of the consolidated financial statements restatement	The impact of the revision is detailed below. The revision had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its income statement and statement of cash flows. The Group determined that the error is not material.

	As at 31 December 2024
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	12	73	85

Total assets	13,157	73	13,230

Non-current liabilities
Deferred taxation	519	(17)	502

Current liabilities
Taxation	187	90	277

Total liabilities	4,644	73	4,717

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,460	73	1,533
AngloGold Ashanti Mineração	668	60	728
Serra Grande	148	13	161

Taxation (Note 10)
Current year	447	8	455
Current taxation	454	8	462

Current year	170	(8)	162
Deferred taxation	169	(8)	161

Deferred taxation (Note 28)
Tangible assets (owned)	702	(90)	612
Liabilities	801	(90)	711

Included in the statement of financial position as follows:
Deferred tax assets	12	73	85
Deferred tax liabilities	519	(17)	502
Net deferred taxation liability	507	(90)	417

Net taxation liability (Note 30)
Balance at beginning of year	46	82	128
Taxation of items included in the income statement	454	8	462
Balance at end of year	186	90	276

Included in the statement of financial position as follows:
Tax liability	187	90	277

	As at 31 December 2023
US dollar millions	Previously reported	Adjustments	Revised
Statement of financial position

Non-current assets
Deferred taxation	50	82	132

Total assets	8,175	82	8,257

Current liabilities
Taxation	64	82	146

Total liabilities	4,435	82	4,517

Notes to the financial statements

Segmental information - Total assets (Note 2.6)
Americas	1,254	82	1,336
AngloGold Ashanti Mineração	584	70	654
Serra Grande	127	12	139

Taxation (Note 10)
Current year	233	1	234
Current taxation	217	1	218

Current year	92	(1)	91
Deferred taxation	68	(1)	67

Deferred taxation (Note 28)
Tangible assets (owned)	630	(82)	548
Liabilities	726	(82)	644

Included in the statement of financial position as follows:
Deferred tax assets	50	82	132
Deferred tax liabilities	395	—	395
Net deferred taxation liability	345	(82)	263

Net taxation liability (Note 30)
Balance at beginning of year	8	81	89
Taxation of items included in the income statement	217	1	218
Balance at end of year	46	82	128

Included in the statement of financial position as follows:
Taxation liability	64	82	146